Borrowings, Interest Rates (Details)	Jun. 30, 2025	Dec. 31, 2024
Borrowings [Abstract]
Bank borrowings	6.00%	6.80%
Sales and leaseback-liabilities (accounted for as financing transaction)	6.20%	6.90%